1
Comstock Capital Value Fund
Schedule of Investments — July 31, 2021 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 100 .0%
$ 3,720,000 U.S. Treasury Bills,
0.014 % to 0.040% † ,
09/02/21 to 12/16/21 ............................. $ 3,719,554
TOTAL INVESTMENTS — 100.0%
(Cost $ 3,719,658 ) .................................. $ 3,719,554
† Represents annualized yields at dates of purchase.